Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	INLAND REAL ESTATE CORP
Entity Central Index Key	0000923284
Document Type	8-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	false